UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05010

Mutual Fund and Variable Insurance Trust

(Exact name of registrant as specified in charter)

36 North New York Avenue

Huntington, NY 11743

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

Corporate Trust Center

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-631-629-4237

Date of fiscal year end: December 31

Date of reporting period: June 30, 2018

Item 1.	Reports to Stockholders.

Semi-Annual Shareholder Report

June 30, 2018

Rational Dividend Capture VA Fund

Rational Insider Buying VA Fund

Rational Dividend Capture VA Fund
PORTFOLIO REVIEW (Unaudited)
June 30, 2018

The Fund’s performance figures* for each of the periods ended June 30, 2018, compared to its benchmark:

			Annualized
	6 Month Return	1 Year Return	5 Year Return	10 Year Return	Since Inception**
Rational Dividend Capture VA Fund	0.25%	-0.78%	4.09%	6.13%	6.07%
S&P 500 Total Return Index (a)	2.65%	14.37%	13.42%	10.17%	7.77%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. See the financial highlights for the current expense ratios. Performance figures for periods greater than 1 year are annualized. Per the fee table in the Fund’s May 1, 2018 prospectus, the total annual operating expense is 1.93% before fee waivers. For performance information current to the most recent month-end, please call toll-free 1-800-253-0412.

**	Inception date is October 15, 2001.

(a)	The S&P 500 Total Return Index is the primary benchmark; it is an unmanaged index generally representing the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The S&P 500 Total Return Index does not include fees and expenses, and investors may not invest directly in an index.

Top 10 Holdings by Industry	% of Net Assets
Investment Companies	14.1%
REITs	11.7%
Pharmaceuticals	10.1%
Banks	7.4%
Exchange Traded Funds	7.2%
Telecommunications	6.4%
Retail	3.8%
Food	3.6%
Diversified Financial Services	3.1%
Oil & Gas	3.1%
Other/Short-Term Investments	29.5%
100.0%

Rational Insider Buying VA Fund
PORTFOLIO REVIEW (Unaudited)
June 30, 2018

The Fund’s performance figures* for each of the periods ended June 30, 2018, compared to its benchmark:

			Annualized
	6 Month Return	1 Year Return	5 Year Return	10 Year Return	Since Inception**
Rational Insider Buying VA Fund	4.07%	12.39%	8.30%	8.47%	8.75%
S&P 500 Total Return Index(a)	2.65%	14.37%	13.42%	10.17%	8.78%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. See the financial highlights for the current expense ratios. Performance figures for periods greater than 1 year are annualized. Per the fee table in the Fund’s May 1, 2018 prospectus, the total annual operating expense is 1.68% before fee waivers. For performance information current to the most recent month-end, please call toll-free 1-800-253-0412.

**	Inception date is May 2, 2004.

(a)	The S&P 500 Total Return Index is the primary benchmark; it is an unmanaged index generally representing the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The S&P 500 Total Return Index does not include fees and expenses, and investors may not invest directly in an index.

Top 10 Holdings by Industry	% of Net Assets
Commercial Services	22.0%
Software	20.5%
Healthcare-Products	14.1%
internet	10.6%
Aerospace	4.8%
Healthcare-Services	4.8%
Machinery	4.8%
Retail	4.2%
Pharmaceuticals	4.1%
Energy-Alternative Resources	3.4%
Other/Short-Term Investments	6.7%
100.0%

RATIONAL DIVIDEND CAPTURE VA FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2018

Shares		Value
	COMMON STOCK - 85.2%
	BANKS - 7.4%
24,400	Banco Santander SA - ADR	$130,296
13,830	Bank of America Corp.	389,868
4,760	Citigroup, Inc.	318,539
700	JPMorgan Chase & Co.	72,940
4,800	US Bancorp	240,096
		1,151,739
	BEVERAGES - 2.6%
4,240	Coca-Cola Co. - ADR	239,263
1,460	PepsiCo, Inc.	158,950
		398,213
	BIOTECHNOLOGY - 1.0%
850	Amgen, Inc.	156,902

	CHEMICALS - 2.5%
13,780	Olin Corp.	395,762

	COAL - 0.7%
6,350	Alliance Resource Partners LP	116,522

	COMPUTERS - 2.0%
2,200	International Business Machines Corp.	307,340

	COSMETICS/PERSONAL CARE - 2.1%
4,210	Procter & Gamble Co.	328,633

	DIVERSIFIED FINANCIAL SERVICES - 3.1%
6,900	Arlington Asset Investment Corp.	71,139
6,500	Legg Mason, Inc.	225,745
53,887	Medley Management, Inc.	191,299
		488,183
	ELECTRONICS - 0.5%
73,100	MicroVision, Inc. *	81,872

	ENTERTAINMENT - 0.8%
7,320	AMC Entertainment Holdings, Inc.	116,388

	FOOD - 3.6%
4,110	Campbell Soup Co.	166,619
2,210	JM Smucker Co.	237,531
2,400	Kraft Heinz Co.	150,768
		554,918
	FOREST PRODUCTS & PAPERS - 1.2%
3,560	International Paper Co.	185,405

	HOUSEHOLD PRODUCTS - 0.5%
770	Kimberly-Clark Corp.	81,112

	HOUSEWARES - 2.3%
13,850	Newell Brands, Inc.	357,192

	INSURANCE - 1.4%
29,020	Maiden Holdings Ltd.	224,905

	INVESTMENT COMPANIES - 11.9%
42,820	Apollo Investment Corp.	238,507
36,200	Ares Capital Corp.	595,490
9,720	Corporate Capital Trust, Inc.	151,826
131,870	Medley Capital Corp.	457,589
15,940	Oaktree Specialty Lending Corp.	76,193
12,900	PennantPark Floating Rate	176,214
14,040	Triangle Capital Corp.	161,460
		1,857,279
	IRON/STEEL- 1.1%
2,800	Nucor Corp.	175,000

	MEDIA - 2.0%
2,915	Walt Disney Co.	305,521

See accompanying notes to financial statements.

RATIONAL DIVIDEND CAPTURE VA FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2018

Shares		Value
	COMMON STOCK - 85.2% (Continued)
	OIL & GAS - 3.1%
50,860	Nabors Industries Ltd.	$326,013
2,270	Royal Dutch Shell PLC - ADR	157,152
		483,165
	PHARMACEUTICALS - 10.1%
6,300	Bristol-Myers Squibb Co.	348,642
4,420	Cardinal Health, Inc.	215,829
2,450	CVS Health Corp.	157,657
3,300	GlaxoSmithKline PLC - ADR	133,023
2,600	Johnson & Johnson	315,484
2,645	Merck & Co., Inc.	160,551
8,560	Roche Holding AG - ADR	236,513
		1,567,699
	PIPELINES - 1.4%
7,120	Kinder Morgan, Inc.	125,810
6,330	Summit Midstream Partners LP	97,482
		223,292
	PRIVATE EQUITY - 0.5%
6,080	Hercules Technology Growth Capital, Inc.	76,912

	REITS - 10.8%
12,870	CBL & Associates Properties, Inc.	71,686
2,450	Gaming and Leisure Properties, Inc.	87,710
10,280	Global Medical REIT, Inc.	91,081
8,540	Independence Realty Trust, Inc.	88,047
12,440	Lexington Realty Trust	108,601
41,170	New Senior Investment Group, Inc.	311,657
3,540	Select Income REIT	79,544
4,350	Senior Housing Properties Trust	78,691
38,000	Tremont Mortgage Trust *	499,700
5,269	Uniti Group, Inc.	105,538
12,910	Whitestone REIT	161,117
		1,683,372
	RETAIL - 3.8%
8,050	Beth Bath & Beyong, Inc.	160,396
1,150	Kohl’s Corp.	83,835
2,000	Macy’s, Inc.	74,860
1,630	Target Corp.	124,076
2,400	Walgreens Boots Alliance, Inc.	144,036
		587,203
	SEMICONDUCTORS - 0.9%
2,860	Intel Corp.	142,171

	TELECOMMUNICATIONS - 6.4%
19,700	AT&T, Inc.	632,567
6,850	CenturyLink, Inc.	127,684
27,570	Telefonica SA - ADR	235,172
		995,423
	TRANSPORTATION - 1.5%
16,600	Martin Midstream Partners LP	229,080

	TOTAL COMMON STOCK (Cost - $13,424,042)	13,271,203

	EXCHANGE TRADED FUNDS - 7.2%
64,700	Alerian MLP ETF	653,470
3,950	SPDR Gold Shares *	468,668
	TOTAL EXCHANGE TRADED FUNDS (Cost - $1,095,088)	1,122,138

See accompanying notes to financial statements.

RATIONAL DIVIDEND CAPTURE VA FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2018

			Interest
Shares		Variable Rate	Rate (%)	Maturity	Value
	PREFERRED STOCK - 5.2%
	ELECTRIC - 1.0%
6,700	Spark Energy, Inc. **	US 3M + 6.58%	8.7500	Perpetual	$154,870

	INVESMENT COMPANIES - 2.2%
7,000	B Riley Financial, Inc.		7.3750	5/31/2023	178,710
6,700	Great Elm Capital Corp.		6.7500	1/31/2025	166,696
					345,406
	PIPELINES - 1.1%
7,150	Energy Transfer Partners LP **	US 3M + 4.53%	7.375	Perpetual	178,679

	REIT - 0.9%
7,200	Wheeler REIT, Inc.		8.7500	Perpetual	133,632

	TOTAL PREFERRED STOCK (Cost - $809,225)				812,587

	SHORT-TERM INVESTMENTS - 2.4%
375,887	Federated Treasury Obligations Fund, Institutional Class, 1.77% ***				375,887
	TOTAL SHORT-TERM INVESTMENTS (Cost $375,887)				375,887

	TOTAL INVESTMENTS - 100.0% (Cost - $15,704,242) (a)				$15,581,815
	LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%				(870)
	NET ASSETS - 100.0%				$15,580,945

ADR - American Depositary Receipt

PLC - Public Limited Company.

REIT - Real Estate Investment Trust.

US 3M - Three Month US Dollar LIBOR interest rate

*	Non-income producing security.

**	Rate shown represents the rate at June 30, 2018 and is subject to change and resets quarterly.

***	Rate shown represents the rate at June 30, 2018 and is subject to change and resets daily.

See accompanying notes to financial statements.

RATIONAL INSIDER BUYING VA FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2018

Shares		Value
	COMMON STOCK - 97.9%
	AEROSPACE - 4.8%
21,500	Heico Corp.	$1,567,995

	BEVERAGES - 1.3%
7,200	Monster Beverage Corp. *	412,560

	BUILDING MATERIALS - 3.3%
5,500	Lennox International, Inc.	1,100,825

	COMMERICIAL SERVICES - 22.0%
14,500	Global Payments, Inc.	1,616,605
30,500	IHS Markit Ltd. *	1,573,495
18,800	Paypal Holdings, Inc. *	1,565,476
7,800	S&P Global, Inc.	1,590,342
10,800	Total System Services, Inc.	912,816
		7,258,734
	ENERGY-ALTERNATIVE SOURCES - 3.4%
23,400	SolarEdge Technologies, Inc. *	1,119,690

	HEALTHCARE-PRODUCTS - 14.1%
4,500	Align Technology, Inc. *	1,539,630
7,100	IDEXX Laboratories, Inc. *	1,547,374
9,200	Stryker Corp.	1,553,512
		4,640,516
	HEALTHCARE-SERVICES - 4.8%
12,800	Centene Corp. *	1,577,088

	INTERNET - 10.6%
5,200	Netflix, Inc. *	2,035,436
5,800	Stamps.com, Inc. *	1,467,690
		3,503,126
	MACHINERY - 4.8%
5,700	Roper Technologies, Inc.	1,572,687

	PHARMACEUTICALS - 4.1%
10,300	Sarepta Therapeutics, Inc. *	1,361,454

	RETAIL - 4.2%
3,400	Home Depot, Inc.	663,340
2,600	O’Reilly Automotive, Inc. *	711,282
		1,374,622
	SOFTWARE - 20.5%
9,900	Adobe Systems, Inc. *	2,413,719
17,400	Fiserv, Inc. *	1,289,166
1,500	Paycom Software, Inc. *	148,245
8,700	ServiceNow, Inc. *	1,500,489
18,400	Veeva Systems, Inc. *	1,414,224
		6,765,843

	TOTAL COMMON STOCK (Cost - $29,379,331)	32,255,140

	SHORT-TERM INVESTMENTS - 2.2%
740,371	Federated Treasury Obligations Fund, Institutional Class, 1.77% **	740,371
	TOTAL SHORT-TERM INVESTMENTS (Cost - $740,371)	740,371

	TOTAL INVESTMENTS - 100.1% (Cost - $30,119,702)	$32,995,511
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(36,241)
	NET ASSETS - 100.0%	$32,959,270

*	Non-income producing security.

**	Rate shown represents the rate at June 30, 2018 and it is subject to change and resets daily.

See accompanying notes to financial statements.

RATIONAL VA FUNDS
Statements of Assets and Liabilities (Unaudited)
June 30, 2018

	Rational	Rational
	Dividend Capture VA	Insider Buying VA
	Fund	Fund

ASSETS:
Investments in securities, at cost	$15,704,242	$30,119,702
Investments, at value	$15,581,815	$32,995,511
Receivable for securities sold	456,282	—
Dividends and interest receivable	52,190	10,681
Due from Advisor	910	—
Prepaid expenses and other assets	2,538	5,015
Total Assets	16,093,735	33,011,207

LIABILITIES:
Payable for securities purchased	468,861	—
Accrued 12b-1 fees	18,817	24,154
Payable for Fund shares redeemed	8,312	3,597
Fees payable to related parties	1,702	5,375
Management fees payable	—	4,684
Shareholder servicing fee	1,915	345
Accrued expenses and other liabilities	13,183	13,782
Total Liabilities	512,790	51,937

Net Assets	$15,580,945	$32,959,270

NET ASSETS CONSIST OF:
Paid in capital	$15,727,093	$23,395,234
Undistributed net investment income	1,011,408	150,192
Accumulated net realized gain (loss) on investments and foreign currency transactions	(1,035,129)	6,538,208
Net unrealized appreciation (depreciation) on investments and foreign currency translations	(122,427)	2,875,636
Net Assets	$15,580,945	$32,959,270

Net Assets	$15,580,945	$32,959,270
Shares of beneficial interest outstanding (a)	1,318,979	2,301,150
Net asset value, redemption price and offering price per share	$11.81	$14.32

(a)	Unlimited number of shares of no par value beneficial interest authorized.

See accompanying notes to financial statements.

RATIONAL VA FUNDS
Statements of Operations (Unaudited)
For the Six Months Ended June 30, 2018

	Rational	Rational
	Dividend Capture VA	Insider Buying VA
	Fund	Fund
Investment Income:
Dividend income	$484,491	$220,122
Interest income	8,408	3,112
Foreign tax withheld	(3,256)	—
Total Investment Income	489,643	223,234

Operating Expenses:
Investment management fees	60,721	128,659
Administration fees	22,988	44,321
12b-1 Fees	20,240	42,886
Shareholder servicing fees	20,240	42,886
MFund services fees	8,359	14,660
Audit fees	4,959	5,116
Legal fees	4,959	4,959
Trustees’ fees	4,099	4,099
Compliance officer fees	4,626	3,527
Printing expense	2,976	4,171
Insurance expense	2,281	4,612
Custody fees	2,480	2,598
Miscellaneous expense	808	808
Total Operating Expenses	159,736	303,302
Less: Expenses waived by Advisor	(58,599)	(88,840)
Net Operating Expenses	101,137	214,462

Net Investment Income	388,506	8,772

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from:
Investments	28,351	5,025,703
Foreign currency transactions	—	(684)
Net Realized Gain on Investments	28,351	5,025,019

Net change in unrealized appreciation (depreciation) on:
Investments	(398,166)	(3,586,404)
Foreign currency translations	—	32
Net Change Unrealized Appreciation/Depreciation	(398,166)	(3,586,372)

Net Realized and Unrealized Gain (Loss) on Investments	(369,815)	1,438,647

Net Increase in Net Assets Resulting From Operations	$18,691	$1,447,419

See accompanying notes to financial statements.

RATIONAL VA FUNDS
Statements of Changes in Net Assets

	Rational Dividend Capture VA Fund		Rational Insider Buying VA Fund

	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2018	December 31, 2017	June 30, 2018	December 31, 2017
Operations:	(Unaudited)		(Unaudited)
Net investment income	$388,506	$642,906	$8,772	$234,628
Net realized gain (loss) on investments and foreign currency translation	28,351	(743,422)	5,025,019	1,384,816
Net change in unrealized appreciation (depreciation) on investments and foreign currency translation	(398,166)	(207,760)	(3,586,372)	4,053,762
Net increase (decrease) in net assets resulting from operations	18,691	(308,276)	1,447,419	5,673,206

Distributions to Shareholders from:
Net investment income	—	(602,275)	—	(192,258)
Net realized gains	—	—	—	(4,297,807)

Total distributions to shareholders	—	(602,275)	—	(4,490,065)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Fund	169,365	638,070	158,246	510,022
Reinvestment of distributions
Fund	—	602,275	—	4,490,065
Cost of shares redeemed
Fund	(2,082,776)	(3,589,982)	(4,162,736)	(6,988,277)
Net decrease in net assets from share transactions of beneficial interest	(1,913,411)	(2,349,637)	(4,004,490)	(1,988,190)

Total Decrease in Net Assets	(1,894,720)	(3,260,188)	(2,557,071)	(805,049)

Net Assets:
Beginning of period	17,475,665	20,735,853	35,516,341	36,321,390
End of period*	$15,580,945	$17,475,665	$32,959,270	$35,516,341
* Includes undistributed net investment income at end of period:	$1,011,408	$622,902	$150,192	$141,420

Share Activity:
Fund
Shares Sold	14,833	52,981	11,102	37,599
Shares Reinvested	—	52,738	—	356,921
Shares Redeemed	(179,876)	(294,121)	(291,927)	(502,850)
Net decrease in shares of Beneficial interest	(165,043)	(188,402)	(280,825)	(108,330)

See accompanying notes to financial statements.

RATIONAL VA FUNDS
Financial Highlights

For a Share Outstanding Throughout Each Period

Rational Dividend Capture VA Fund
For the	For the	For the	For the	For the	For the
Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
2018	2017	2016	2015	2014	2013
(Unaudited)
Net asset value, beginning of period	$11.78	$12.40	$12.16	$13.13	$12.55	$10.78
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.28	(A)	0.42	(A)	0.36	(A)	0.44	(A)	0.39	(A)	0.43
Net realized and unrealized gain (loss) on investments	(0.25)	(0.63)	0.48	(0.86)	0.87	1.72
Total from investment operations	0.03	(0.21)	0.84	(0.42)	1.26	2.15
LESS DISTRIBUTIONS:
From net investment income	—	(0.41)	(0.60)	(0.55)	(0.68)	(0.38)
Total distributions	—	(0.41)	(0.60)	(0.55)	(0.68)	(0.38)
Net asset value, end of period	$11.81	$11.78	$12.40	$12.16	$13.13	$12.55
Total return (B)	0.25	% (C)	(1.59)%	6.97%	(3.06)%	10.16%	19.96%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$15,581	$17,476	$20,736	$23,561	$35,215	$41,109
Expenses, before waiver and reimbursement (D)	1.97	% (E)	1.84%	1.80%	1.12%	1.05%	0.98%
Expenses, net waiver and reimbursement (D)	1.25	% (E)	1.25%	1.25%	0.99%	0.98%	0.98%
Ratios of net investment income	4.80	% (E)	3.44%	2.87%	3.40%	3.00%	3.63%
Portfolio turnover rate	157	% (C)	261%	166%	94%	103%	118%

(A)	Calculated using average shares for the period.

(B)	Total returns do not include any insurance, sales or administrative charges of variable annuity or life insurance contracts. If these were included, the returns would be lower.

(C)	Not annualized.

(D)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which it invests.

(E)	Annualized.

See accompanying notes to financial statements.

RATIONAL VA FUNDS
Financial Highlights

For a Share Outstanding Throughout Each Period

Rational Insider Buying VA Fund
For the	For the	For the	For the	For the	For the
Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
2018	2017	2016	2015	2014	2013
(Unaudited)
Net asset value, beginning of period	$13.76	$13.50	$17.34	$22.13	$23.95	$18.21
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.00	(A,B)	0.09	(B)	0.10	(B)	0.12	0.07	0.08
Net realized and unrealized gain (loss) on investments	0.56	2.09	1.35	(1.66)	(0.52)	5.73
Total from investment operations	0.56	2.18	1.45	(1.54)	(0.45)	5.81
LESS DISTRIBUTIONS:
From net investment income	—	(0.08)	(0.11)	(0.12)	(0.12)	(0.07)
From net realized gains on investments	—	(1.84)	(5.18)	(3.13)	(1.25)	—
Total distributions	—	(1.92)	(5.29)	(3.25)	(1.37)	(0.07)
Net asset value, end of period	$14.32	$13.76	$13.50	$17.34	$22.13	$23.95
Total return (C)	4.07	% (D)	17.52%	11.00%	(7.17)%	(2.06)%	31.92%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$32,959	$35,516	$36,321	$38,218	$61,972	$62,227
Expenses, before waiver and reimbursement	1.77	% (E)	1.68%	1.70%	1.10%	1.03%	0.94%
Expenses, net waiver and reimbursement	1.25	% (E)	1.25%	1.25%	1.02%	0.99%	0.94%
Ratios of net investment income	0.05	% (E)	0.67%	0.64%	0.46%	0.24%	0.42%
Portfolio turnover rate	112	% (D)	56%	166%	68%	21%	26%

(A)	Represents an amount less than $0.01 per share.

(B)	Calculated using average shares for the period.

(C)	Total returns do not include any insurance, sales or administrative charges of variable annuity or life insurance contracts. If these were included, the returns would be lower.

(D)	Not annualized.

(E)	Annualized.

See accompanying notes to financial statements.

RATIONAL VA FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)
June 30, 2018	SEMI-ANNUAL REPORT

(1)	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Rational Dividend Capture VA Fund (“Dividend Capture VA”) and Rational Insider Buying VA Fund (“Insider Buying VA”) are both diversified series of shares of beneficial interest of Mutual Fund and Variable Insurance Trust (the “Trust”) a statutory trust organized under the laws of the state of Delaware on June 23, 2006. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of June 30, 2018, the Trust operated 13 separate series, or mutual funds. The Trust was renamed effective February 22, 2016; it was formerly the Huntington Funds. This report contains financial statements and financial highlights of the funds listed below (individually referred to as a “Fund”, or collectively as the “Funds”):

Fund	Sub-Advisor	Primary Objective
Rational Dividend Capture VA Fund (“Dividend Capture VA Fund”)	PVG Asset Management Corp.	Seek total return on investment, with dividend income as an important component of that return
Rational Insider Buying VA Fund (“Insider Buying VA Fund”)	None	Seek long-term capital appreciation

You may purchase shares of the Funds only through variable annuity contracts or variable life insurance policies offered by participating insurance companies. Fund shares are not offered directly to the public. You should refer to the prospectus for the variable annuity contract or variable life insurance policy for information on how to purchase a variable contract or policy and how to select a Fund as an investment option for your contract or policy. You may redeem shares of the Funds only through participating insurance companies, Hartford Life Insurance Company, Lincoln Life Insurance Company, Nationwide Life Insurance Company, Delaware Life Insurance Company, Forethought Life Insurance Company, First Security Life Insurance Company and Transamerica Life Insurance Company. We redeem shares of the Fund on any business day when the New York Stock Exchange (“NYSE”) is open. The price at which the Funds will redeem a share will be its Net Asset Value (“NAV”) next determined after the order is considered received. The Funds have authorized the participating insurance companies to accept redemption requests on their behalf.

(2)	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Each Fund is an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A.	Investment Valuations

In computing the NAV of the Funds, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to Trustee-approved policies, the Trust relies on certain security pricing services to provide the current market value of securities. Those security pricing services value equity securities (including foreign equity securities, exchange-traded funds and closed-end funds) traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ official closing price. If there is no reported sale on the principal exchange, and in the case of over-the counter securities, equity securities are valued at a bid price estimated by the security pricing service. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Securities for which market quotations are not readily available are valued at fair value under Trust procedures approved by the Trust’s Board of Trustees (the “Board”). In these cases, a Pricing Committee, established and appointed by the Board determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund (“good faith fair valuation”). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors including, but not limited to the following:

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2018	SEMI-ANNUAL REPORT

dealer quotes, published analyses by dealers or analysts regarding the security, transactions which provide implicit valuation of the security (such as a merger or tender offer transaction), the value of other securities or contracts which derive their value from the security at issue, and the implications of any other circumstances which have caused trading in the security to halt. With respect to certain categories of securities, the procedures utilized by the Pricing Committee detail specific valuation methodologies to be applied in lieu of considering the aforementioned list of factors.

Fair valuation procedures are also used when a significant event affecting the value of a portfolio security is determined to have occurred between the time when the price of the portfolio security is determined and the close of trading on the NYSE, which is when each Fund’s NAV is computed. An event is considered significant if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant securities’ market movements occurring between the time the price of the portfolio security is determined and the close of trading on the NYSE. For securities normally priced at their last sale price in a foreign market, such events can occur between the close of trading in the foreign market and the close of trading on the NYSE.

In some cases, events affecting the issuer of a portfolio security may be considered significant events. Examples of potentially significant events include announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company’s operations or regulatory changes or market developments affecting the issuer’s industry occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For securities of foreign issuers, such events could also include political or other developments affecting the economy or markets in which the issuer conducts its operations or its securities are traded.

There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV. In the case of good faith fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security’s present value. Good faith fair valuations generally remain unchanged until new information becomes available. Consequently, changes in good faith fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations.

The Trust calculates the NAV for each of the Funds by valuing securities held based on fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date.

●	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

The Board has authorized the use of an independent fair valuation service. If the movement in a designated U.S. market index, after foreign markets close, is greater than predetermined levels, the Funds may use a systematic valuation model provided from that independent third party to fair value its international equity securities.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2018	SEMI-ANNUAL REPORT

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2018, for each Fund’s assets measured at fair value:

Dividend Capture VA Fund*
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$13,271,203	$—	$—	$13,271,203
Exchange Traded Funds	1,122,138	—	—	1,122,138
Preferred Stock	812,587	—	—	812,587
Short-Term Investments	375,887	—	—	375,887
Total Assets	$15,581,815	$—	$—	$15,581,815

Insider Buying VA Fund*
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$32,255,140	$—	$—	$32,255,140
Short-Term Investments	740,371	—	—	740,371
Total Assets	$32,995,511	$—	$—	$32,995,511

*	Refer to the Portfolios of Investments for industry classifications.

For the period ended June 30, 2018, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value. There were no transfers into or out of Level 1 and Level 2 during the period ended June 30, 2018. The Trust recognizes significant transfers between fair value hierarchy levels at the reporting period end.

B.	Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss on investments and foreign currency transactions/translations.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities; sales and maturities of short term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period-end, resulting from changes in the exchange rate.

C.	Security Transactions and Related Income

During the period, investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on trade date on the last business day of the reporting period. Securities gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding (if any), are recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends and capital gains with respect to the Funds have been provided for in accordance with each applicable country’s tax rules and rates.

D.	Dividends and Distributions to Shareholders

Dividends from net investment income, if any, are declared and paid annually by the Funds. Net realized capital gains, if any, are distributed at least annually. The amount of dividends from net investment income and net realized gains are determined in accordance with the federal income tax regulations, which may differ from GAAP and are recorded on ex-date. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. tax treatment of foreign currency gain/loss, distributions and income received from pass through investments and net investment loss adjustments), such amounts are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2018	SEMI-ANNUAL REPORT

Each underlying fund, including each exchange-traded fund (“ETF”), is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Funds will indirectly bear fees and expenses charged by the underlying investment companies in which the Funds invest in addition to the Funds’ direct fees and expenses.

The Funds may own shares of real estate investments trusts (“REITs”) which report information on the source of their distributions annually. Distributions received from investments in REITs in excess of income from underlying investments are recorded as realized gain and/or as a reduction to the cost of the individual REIT.

The Funds may invest in Master Limited Partnerships (“MLPs”), which generally are treated as partnerships for Federal income tax purposes. As a limited partner in the MLPs, each Fund includes its allocable share of the MLPs’ taxable income in computing its own taxable income.

E.	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various funds or all funds within the Trust in relation to the net assets of each fund or on another reasonable basis. Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on relative net assets. Distribution fees are charged to each respective share class in accordance with the distribution plan.

F.	Federal Income Taxes

It is the policy of each Fund to qualify or continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. In addition to complying with the federal tax requirements applicable to regulated investment companies, the Funds also plan to comply with certain diversification standards applicable to underlying assets of variable annuity contracts in order to avoid taxation on the variable contract owners with respect to earnings allocable to the contract from investments in the Funds.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed each Funds tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended December 31, 2015 to December 31, 2017, or expected to be taken in the Funds’ December 31, 2018 year end tax returns. Each Fund identifies its major tax jurisdictions as U.S. Federal, and foreign jurisdictions where the Funds make significant investments; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Withholding taxes on foreign interest, dividends and capital gains with respect to the Funds have been provided for in accordance with each applicable country’s tax rules and rates.

G.	Indemnification

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

(3)	FEES AND OTHER TRANSACTIONS WITH RELATED PARTIES AND OTHER SERVICE PROVIDERS

Investment Advisory Fee — Rational Advisors, Inc., (the “Advisor”) serves as the Funds’ investment adviser. Under the terms of the Advisory Agreement, the Advisor manages the investment operations of the Funds in accordance with each Fund’s respective investment policies and restrictions. The Funds’ sub-advisors, when applicable, are responsible for the day-to-day management of their Fund’s portfolios. The Advisor provides the Funds with investment advice and supervision and furnishes an investment program for the

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2018	SEMI-ANNUAL REPORT

Funds. For its investment management services, the Funds pay to the Advisor, as of the last day of each month, an annualized fee as shown in the below table, such fees to be computed daily based upon daily average net assets of the Funds. The Funds’ sub-advisors are paid by the Advisor, not the Funds.

The Advisor has agreed to contractually waive all or a portion of its investment advisory fee for the following Funds (based on average daily net assets) to which it is otherwise entitled to receive and/or to reimburse certain operating expenses in order to limit each Fund’s total annual fund expenses (after fee waivers, and/or expense reimbursements, and exclusive of acquired fund fees and expenses, brokerage costs, interest, taxes and dividends, and extraordinary expenses) as listed below:

	Advisory	Expense	Expense Cap
Fund	Fee	Limitation	Expiration Date
Dividend Capture VA Fund	0.75%	1.25%	April 30, 2019
Insider Buying VA Fund	0.75%	1.25%	April 30, 2019

Amounts waived or reimbursed in the contractual period may be recouped by the Advisor within three years of the waiver and/or reimbursement. For the six months ended June 30, 2018, for Dividend Capture VA and Insider Buying VA the Advisor waived $58,599 and $88,840, respectively. As of June 30, 2018, the following amounts have been waived or reimbursed by the Advisor and are subject to repayment by the respective Fund:

	Repayment Expires December 31,
Fund	2018	2019	2020
Dividend Capture VA Fund	$37,235	$121,175	$110,893
Insider Buying VA Fund	39,947	159,746	149,095

The Independent Trustees are paid a quarterly retainer, and receive compensation for each committee meeting, telephonic Board meeting, and special in-person Board meeting attended. Officers receive no compensation from the Trust. The Trust reimburses each of the Independent Trustees for travel and other expenses incurred in connection with attendance at such meetings. The Trust has no retirement or pension plans. Additional information regarding the Trust’s Trustees is available in the Funds’ Statement of Additional Information.

The Board has adopted the Trust’s Distribution Plan (the “12b-1 Plan”) which allows each Fund to pay fees up to 0.25% of the Fund’s average daily net assets for Insider Buying VA Fund and Dividend Capture VA Fund to financial intermediaries (which may be paid through the Funds’ distributor) for the sale and distribution of fund shares. Pursuant to the Funds’ 12b-1 Plan, the Funds may finance from their assets certain activities or expenses that are intended primarily to result in the sale of Fund shares and to reimburse Northern Lights Distributors, LLC. (the “Distributor”) and Advisor for distribution related expenses. 12b-1 fees incurred for the period ended June 30, 2018 were $20,240 and $42,886 for the Dividend Capture VA Fund and Insider Buying VA Fund, respectively.

Shareholder Servicing Fees – The Trust has adopted a Shareholder Servicing Plan pursuant to which the Funds may pay Shareholder Services Fees up to 0.25% of the average daily net assets of the Fund for Dividend Capture VA Fund and Insider Buying VA Fund to financial intermediaries for providing shareholder assistance, maintaining shareholder accounts and communicating or facilitating purchases and redemptions of shares.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”) – GFS an affiliate of the Distributor, provides administrative, fund accounting, and transfer agency services to the Funds pursuant to agreements with the Trust, for which it receives from each Fund the greater of an annual minimum fee or an asset based fee, which scales downward based upon net assets for fund administration, fund accounting and transfer agency services and reflected on the financial statements. The Fund also pays GFS for any out-of-pocket expenses. Officers of the Trust are also employees of GFS, and are not paid any fees directly by the Trust for serving in such capacity.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2018	SEMI-ANNUAL REPORT

Pursuant to the Management Services Agreement between the Trust and MFund Services LLC (“MFund”), MFund, an affiliate of the Advisor, provides the Funds with various management and administrative services. For these services, the Funds pay MFund an annual base fee plus an annual asset-based fee which scales downward based upon net assets. In addition, the Funds reimburse MFund for any reasonable out- of- pocket expenses incurred in the performance of its duties under the Management Services Agreement.

Pursuant to the Compliance Services Agreement, MFund provides chief compliance officer services to the Funds. For these services, the Funds pay MFund an annual base fee plus an annual asset-based fee based upon net assets. In addition, the Funds reimburse MFund for any reasonable out of pocket expenses incurred in the performance of its duties under the Compliance Services Agreement. The amounts due to MFund at June 30, 2018 for management and chief compliance officer services are listed in the Statements of Assets and Liabilities under “Fees payable to related parties.” The fees incurred by the Funds are reflected within MFund services fees on the Statements of Operations.

A Trustee and Officer of the Trust is also the controlling member of MFund and the Advisor, and is not paid any fees directly by the Trust for serving in such capacities.

CIM Securities, LLC acted as the broker of record on executions of purchases and sales of the Fund’s portfolio investments. For those services, CIM Securities, LLC received $17,830 in brokerage commissions from the Fund for the six months ended June 30, 2018. Certain Officers and/or employees of the sub-advisor have an affiliation with CIM Securities, LLC.

(4)	INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the six months ended June 30, 2018, were as follows:

Fund	Purchases	Sales
Dividend Capture VA Fund	$24,160,008	$25,473,862
Insider Buying VA Fund	37,962,080	42,167,625

(5)	FOREIGN INVESTMENT RISK

Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in international or foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar’s value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, impose limits on ownership or nationalize a company or industry. Any of these actions could have severe effect on security prices and impair a Fund’s ability to bring its capital or income back to the U.S. Exchange rate. Fluctuations also may impair an issuer’s ability to repay U.S. dollar denominated debt, thereby increasing credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete, less frequent or inaccurate financial information about their issuers, social upheavals or political actions ranging from tax code changes to government collapse. Foreign companies may also receive less coverage than U.S. companies by market analysts, and financial reporting standards or regulatory requirements may not be comparable to those applicable to U.S. companies.

(6)	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the years or period ended December 31, 2017 and December 31, 2016 was as follows:

For the year or period ended December 31, 2017:

	Ordinary	Long-Term
	Income	Capital Gains
Dividend Capture VA Fund	$602,275	$—
Insider Buying VA Fund	763,899	3,726,166

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2018	SEMI-ANNUAL REPORT

For the year ended December 31, 2016:

	Ordinary	Long-Term
	Income	Capital Gains
Dividend Capture VA Fund	$1,005,479	$—
Insider Buying VA Fund	963,007	9,449,126

As of December 31, 2017, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Dividend Capture VA Fund	$576,852	$—	$—	$(960,444)	$—	$218,753	$(164,839)
Insider Buying VA Fund	1,492,243	108,929	—	—	—	6,515,445	8,116,617

The difference between book basis and tax basis unrealized appreciation (depreciation), undistributed ordinary income (loss) and accumulated net realized gain (loss) from investments is primarily attributable to the tax deferral of losses on wash sales, mark-to-market on open futures contracts, adjustments for partnerships, C-Corporation return of capital distributions and trust preferred securities. The unrealized appreciation (depreciation) in the table above includes unrealized foreign currency gains (losses) of $(205) for the Insider Buying VA Fund.

At December 31, 2017, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains along with capital loss carry forwards expired in the current year as follows:

	Non-Expiring
	Short-Term	Long-Term	Total	CLCF Expired
Dividend Capture VA Fund	$467,943	$492,501	$960,444	$7,597
Insider Buying VA Fund	—	—	—

Permanent book and tax differences, primarily attributable to the book/ tax basis treatment of foreign currency gains (losses) and non-deductible expenses, the expiration of capital loss carry forwards and adjustments related to partnerships, C-Corporation return of capital distributions and trust preferred securities, resulted in reclassification for the following Portfolios for the year or period ended December 31, 2017 as follows:

	Paid	Undistributed	Undistributed
	In	Ordinary	Net Realized	Net
	Capital	Income (Loss)	Gains (Loss)	Unrealized
Dividend Capture VA Fund	$(7,597)	$20,720	$(13,123)	$—
Insider Buying VA Fund	—	(129,816)	129,816	—

(7)	AGGREGATE UNREALIZED APPRECIATION AND DEPRECATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes (including securities sold short), and its respective gross unrealized appreciation and depreciation at June 30, 2018, were as follows:

	Tax	Unrealized	Unrealized	Appreciation/
	Cost	Appreciation	Depreciation	(Depreciation)
Dividend Capture VA	$15,807,278	$797,427	$(1,022,890)	$(225,463)
Insider Buying VA	30,119,702	3,419,927	(544,118)	2,875,809

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2018	SEMI-ANNUAL REPORT

(8)	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

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Supplemental Information (Unaudited)

Shareholder Expense Examples

Fund Expenses. As a shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire six-month period from January 1, 2018 to June 30, 2018.

Actual Expenses. The “Actual” lines of the table provide information about actual account values and actual expenses. You may use the information on this line together with the amount you invested to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The “Hypothetical” lines of the table provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as withdrawal charges, mortality and expense risk fees and other charges that may be assessed by participating insurance companies under the separate accounts, variable annuity contracts or variable life insurance policies. Therefore, the “Actual” and “Hypothetical” lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Annualized	Ending	Expenses
	Account	Expense Ratio	Account	Paid During
	Value 1/1/2018	For the period	Value 6/30/2018	the Period*
Dividend Capture VA Fund
Actual	$ 1,000.00	1.25%	$ 1,002.50	$ 6.21
Hypothetical	1,000.00	1.25%	1,018.60	6.26
Insider Buying VA Fund
Actual	$ 1,000.00	1.25%	$ 1,040.70	$ 6.32
Hypothetical	1,000.00	1.25%	1,018.60	6.26

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365.

PRIVACY NOTICE

Mutual Fund & Variable Insurance Trust

Rev. July 2017

FACTS	WHAT DOES MUTUAL FUND & VARIABLE INSURANCE TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Mutual Fund & Variable Insurance Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Mutual Fund & Variable Insurance Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For our affiliates to market to you	NO	We don’t share
For non-affiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-800-253-0412

PRIVACY NOTICE

Mutual Fund & Variable Insurance Trust

What we do:
How does Mutual Fund & Variable Insurance Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Mutual Fund & Variable Insurance Trust collect my personal information?

We collect your personal information, for example, when you:

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for non-affiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. ● Mutual Fund & Variable Insurance Trust does not share with our affiliates.
Non-affiliates

Companies not related by common ownership or control. They can be financial and non-financial companies.

●     Mutual Fund & Variable Insurance Trust does not share with non-affiliates so they can market to you.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Mutual Fund & Variable Insurance Trust doesn’t jointly market.

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.

A copy of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolios, as well as a record of how the Funds voted any such proxies during the most recent 12-month period ended June 30, is available without charge and upon request by calling 1-800-253-0412. This information is also available from the EDGAR database on the SEC’s website at www.sec.gov.

The Funds file with the SEC a complete schedule of their portfolio holdings, as of the first and third quarters of their fiscal year, on “Form N-Q”. These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-202-551-8090 for information on the operation of the Public Reference Room.)

The Huntington National Bank, is the Custodian of The Funds. Gemini Fund Services, LLC serves as the Administrator, Transfer Agent and Fund Accountant. Rational Advisors, Inc., serves as Investment Advisor to the Funds.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds’ prospectus, which contains facts concerning each Fund’s objective and policies, management fees, expenses and other information.

Shareholder Services: 800-253-0412

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

See Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-2 under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Mutual Fund and Variable Insurance Trust

By (Signature and Title)	/s/ Jerry Szilagyi
Jerry Szilagyi, President and Principal Executive Officer

Date	9/4/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jerry Szilagyi
Jerry Szilagyi, President and Principal Executive Officer

Date	9/4/18

By (Signature and Title)	/s/ Erik Naviloff
Erik Naviloff, Treasurer and Principal Financial Officer

Date	9/4/18